Income tax expense_Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 47,367	$ 40,993	₩ 20,730
Current tax liabilities	₩ 182,690	$ 158,105	₩ 159,078